Average Annual Total Returns (Vanguard Equity Income Fund Participant)	Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Equity Income Funds Average Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014	FTSE High Dividend Yield Index Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Russell 1000 Value Index Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Spliced Equity Income Index Vanguard Equity Income Fund Vanguard Equity Income Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.29%	9.58%	13.58%	13.45%	13.58%
Five Years	15.86%	13.05%	16.13%	15.42%	16.13%
Ten Years	8.34%	6.92%	7.88%	7.30%	8.35%